Long-Term Debt - Revolving Line of Credit (Details) - USD ($)	Jun. 30, 2024	Jul. 07, 2023	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Long-Term Debt
Total debt			$ 38,071,000	$ 31,744,000	$ 25,834,000
Revolving Credit Facility 2023 | Revolving Credit Facility | Line of Credit
Long-Term Debt
Amount exceeding borrowing base	$ 500,000
Debt periodic payment, principal	$ 1,000,000
East West Bank | Revolving Credit Facility 2023
Long-Term Debt
Borrowing capacity		$ 10,000,000
Additional incremental borrowing capacity		$ 5,000,000
Spread on variable rate (as percent)		0.10%
Interest rate (as percent)		3.00%
Minimum loan rate to be maintained on loan effective rate (as percent)		0.50%
Percentage of interest rate added to loan rate in the event of default (as percent)		5.00%
Quarterly minimum fixed coverage ratio		1.25
Revolving credit availability for defining value of eligible advances to aggregate amount of all outstanding advances ratio		$ 1,000,000
Value of eligible accounts to the aggregate amount of all outstanding advances ratio		2.0
East West Bank | Revolving Credit Facility 2023 | Last Day of Each Fiscal Quarter from June 30, 2023 through December 31, 2023
Long-Term Debt
Total funded Debt-to-EBITDA ratio		3.50
East West Bank | Revolving Credit Facility 2023 | Last Day of Each Fiscal Quarter from March 31, 2024 through March 31, 2025
Long-Term Debt
Total funded Debt-to-EBITDA ratio		3.25
East West Bank | Revolving Credit Facility 2023 | Last Day of Each Fiscal Quarter from June 30, 2025 and Thereafter
Long-Term Debt
Total funded Debt-to-EBITDA ratio		3.00